Finance income and costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Finance income
Income from marketable securities	$ 5,330	$ 365
Foreign exchange gain	130
Total finance income	5,460	365	$ 3,753
Finance costs
Interest expense under the effective interest rate method on:- Loans and borrowings	(2,324)
Interest expense under the effective interest rate method on:- Other financial liabilities	(7,762)	(9,830)
Interest expense under the effective interest rate method on:- Lease liabilities	(41)
Amortisation of discount on convertible promissory note		(8)
Finance costs	(10,127)	(9,838)	(20,234)
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(9,558)	733
Net finance costs	(14,225)	(8,740)	$ (14,997)
Warrant
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(13,624)	726
Embedded derivative - copper and silver stream agreements
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	4,789
Embedded derivative - mezzanine debt facility
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	$ (723)
Embedded derivative - conversion option
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments		$ 7